Other operating income/(expenses)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Other operating income/(expenses)
7.	Other operating income/(expenses)

Million US dollar	2022	2021	2020
Brazilian tax credits	201	226	481
Government grants	311	322	227
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	82	65	56
License income	27	25	22
Net rental and other operating income	220	167	58

Other operating income/(expenses)	841	805	845

In 2022, Ambev, a subsidiary of AB InBev, recognized 201m US dollar income (2021: 226m US dollar; 2020: 481m US dollar) in Other operating income related to tax credits. Additionally, in 2022 Ambev recognized 168m US dollar (2021: 118m US dollar; 2020: 315m US dollar) of interest income on tax credits in Finance income (refer to Note 11
Finance cost and income
).
The income from government grants primarily relate to fiscal incentives given by certain Brazilian states and Chinese provinces, based on the company’s operations and developments in those regions.